Debt (Bridge Credit Facility and Term Loan Credit Facility) (Details) $ in Billions	Mar. 30, 2021 USD ($)
Citi Bridge Credit | Bridge Loan
Debt Instrument [Line Items]
Unsecured bridge loan	$ 19.0
Unsecured bridge loan, term	364 days
Citi Term Loan | Line of Credit
Debt Instrument [Line Items]
Unsecured short-term loan credit	$ 5.0
Unsecured short-term loan credit, term	12 months